SBL Fund

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated April 18, 2013

to the Statutory Prospectus and Statement of Additional Information Dated May 1, 2012, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each as supplemented from time to time, for Series A (Large Cap Core Series), Series J (Mid Cap Growth Series), Series X (Small Cap Growth Series) and Series Y (Large Cap Concentrated Growth Series) (collectively, the “Series”).

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes have been approved to the investment program of the Series:

•	changes to the Series’ names;

•	with respect to Series J only, a change to the Series’ investment objective;

•

changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“1940 Act”);

•	replacement of each Series’ portfolio manager(s) with a new portfolio management team; and

•	removal of the non-fundamental policies relating to options and short sales.

The changes to the Series discussed above will become effective on April 30, 2013. As a result, effective April 30, 2013, the Prospectus and SAI will be revised substantially as follows:

PROSPECTUS

Series A

The Series name will change from Series A (Large Cap Core Series) to Series A (StylePlus - Large Core Series).

The section titled “Principal Investment Strategies” beginning on page 1 of the Prospectus will be replaced to read as follows in order to reflect the changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

Principal Investment Strategies — Series A seeks to exceed the total return of the S&P 500 Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices, value indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The

SBLVT-SUP2-0413x0513

Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 2 of the Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Large-Capitalization Securities Risk – The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

The section titled “Portfolio Manager” on page 4 of the Prospectus will be replaced to read as follows in order to reflect the Series’ new portfolio management team:

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager.

Series J

The Series name will change from Series J (Mid Cap Growth Series) to Series J (StylePlus - Mid Growth Series).

The section titled “Investment Objective” on page 20 of the Prospectus will be replaced to read as follows:

Investment Objective – Series J seeks long-term growth of capital.

The section titled “Principal Investment Strategies” beginning on page 20 of the Prospectus will be replaced to read as follows in order to reflect the changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

Principal Investment Strategies — Series J seeks to exceed the total return of the Russell Mid Cap Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on mid-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 21 of the Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

The section titled “Portfolio Manager” on page 23 of the Prospectus will be replaced to read as follows in order to reflect the Series’ new portfolio management team:

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager.

Series X

The Series name will change from Series X (Small Cap Growth Series) to Series X (StylePlus - Small Growth Series).

The section titled “Principal Investment Strategies” beginning on page 45 of the Prospectus will be replaced to read as follows in order to reflect the changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

Principal Investment Strategies — Series X seeks to exceed the total return of the Russell 2000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on small-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 46 of the Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

The section titled “Portfolio Manager” on page 48 of the Prospectus will be replaced to read as follows in order to reflect the Series’ new portfolio management team:

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager.

Series Y

The Series name will change from Series Y (Large Cap Concentrated Growth Series) to Series Y (StylePlus - Large Growth Series).

The section titled “Principal Investment Strategies” beginning on page 49 of the Prospectus will be replaced to read as follows in order to reflect the changes to the Series’ principal investment strategies, including the removal of the Series’ non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

Principal Investment Strategies — Series Y seeks to exceed the total return of the Russell 1000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Equity securities in which the Series may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Series may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Series may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Series may invest in securities listed, traded or dealt in other countries. The Series may hold securities of any duration or maturity. Fixed income securities in which the Series may invest may pay fixed or variable rates of interest. The Series may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Series, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Series’ investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Series’ portfolio, or to increase returns.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 50 of the Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Counterparty Credit Risk – The Series makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Series is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Series, the Series may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Series will decrease.

Credit Risk – The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Series to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Series’ net asset value, causing the Series to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

The section titled “Portfolio Manager” on page 52 of the Prospectus will be replaced to read as follows in order to reflect the Series’ new portfolio management team:

PORTFOLIO MANAGERS

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager.

SAI

The subsections titled “Series A (Large Cap Core Series)”, “Series J (Mid Cap Growth Series)”, “Series X (Small Cap Growth Series)” and “Series Y (Large Cap Concentrated Growth Series)” in the section titled “Additional Investment Policies of the Series” beginning on page 3 of the SAI will be replaced to read as follows in order to disclose the Series’ new investment strategies and reflect the removal of the Series’ non-fundamental 80% policies adopted pursuant to Rule 35d-1 under the 1940 Act:

Series A (StylePlus - Large Core Series) — Series A seeks long-term growth of capital. Series A seeks to exceed the total return of the S&P 500 Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by the Investment Manager; (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Series J (StylePlus - Mid Growth Series) — Series J seeks long-term growth of capital. Series J seeks to exceed the total return of the Russell Mid Cap Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on mid-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by the Investment Manager; (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Series X (StylePlus - Small Growth Series) — Series X seeks long-term growth of capital. Series X seeks to exceed the total return of the Russell 2000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on small-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by the Investment Manager; (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Series Y (StylePlus - Large Growth Series) — Series Y seeks long-term growth of capital. Series Y seeks to exceed the total return of the Russell 1000 Growth Index (the “Index”). The Series pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by the Investment Manager; (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

The Operating Policies regarding options and short sales in the subsection titled “Operating Policies” in the section titled “Investment Restrictions” beginning on page 45 of the SAI will be replaced to read as follows in order to reflect the elimination of those Operating Policies for the Series:

Options The Series, except Series A, Series J, Series X and Series Y, may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by a Series will not exceed 5% of the Series’ total assets. The Series, except Series A, Series J, Series X and Series Y, may write only covered put and call options.

Short Sales The Series, except Series A, Series B, Series J, Series X, Series Y, and Series Z, may not sell securities short, unless a Series owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Series A, Series B, Series J, Series X, Series Y and Series Z may sell securities short as described under “Series A (StylePlus - Large Core Series), “Series B (Large Cap Value Series),” “Series J (StylePlus - Mid Growth Series),” “Series X (StylePlus - Small Growth Series,” “Series Y (StylePlus - Large Growth Series)” and “Series Z (Alpha Opportunity Series),” respectively.

Please Retain This Supplement for Future Reference